Common Stock - Additional Information (Details)	9 Months Ended
	Sep. 30, 2023 $ / shares shares	Sep. 11, 2023 shares	Jan. 01, 2023 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares
Common stock, shares authorized	150,000,000			8,722,279	3,706,968
Common stock, Shares issued	14,817,762	11,021,248		875,279	875,279
Common stock, Shares outstanding	14,817,762			875,279	875,279
Exchange ratio of reverse merger		0.2181
Common stock, Par value | $ / shares	$ 0.001			$ 0.0001	$ 0.0001
Common stock, dividends, per share, declared | $ / shares	$ 0
Common Stock
Common stock, shares authorized	150,000,000		9,837,322	8,722,279	3,706,968
Common stock, Shares issued	14,817,762			875,279
Common stock, Shares outstanding	14,817,762			875,279
Common stock, Shares outstanding		14,817,762		875,279	875,279	875,279
Common stock, Par value | $ / shares	$ 0.001			$ 0.0001
Common Stock | Previously Reported
Common stock, shares authorized	40,000,000
Common stock, Par value | $ / shares	$ 0.0001